Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	€ 3		€ 17
Bank and other credit institutions	23,527		28,786
Bank and other credit institutions, foreign currency	29,954		35,441
Other cash equivalents	6,264		36,914
Total	€ 59,748	[1]	€ 101,158	€ 105,554	€ 83,308

[1]	Unaudited